UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07994

Western Asset Global Partners Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET

GLOBAL PARTNERS INCOME FUND INC.

FORM N-Q

MAY 31, 2016

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 96.2%
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.5%
Goodyear Tire & Rubber Co., Senior Notes	5.000%	5/31/26	300,000		$304,125
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	480,000		481,800	(a)

Total Auto Components					785,925

Diversified Consumer Services - 1.4%
Cengage Learning Inc., Senior Notes	9.500%	6/15/24	430,000		436,450	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	160,000	GBP	252,721
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	780,000		817,050	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	290,000		340,750	(b)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Notes	7.875%	6/1/21	210,000		210,525

Total Diversified Consumer Services					2,057,496

Hotels, Restaurants & Leisure - 3.4%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	294,369		294,369	(a)(c)(d)(e)
Boyd Gaming Corp., Senior Notes	6.375%	4/1/26	220,000		227,700	(a)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	210,000		228,112
CCM Merger Inc., Senior Notes	9.125%	5/1/19	390,000		409,090	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	440,000		416,900
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	300,000		282,000	(a)(b)
Enterprise Inns PLC, Senior Secured Bonds	6.500%	12/6/18	494,000	GBP	759,250
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	250,000		261,250
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	200,000		210,500	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	180,000		182,250	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	800,000		841,000	(a)(b)
MGM Growth Properties Operating Partnership LP/MGP Escrow Co.-Issuer Inc., Senior Notes	5.625%	5/1/24	130,000		136,825	(a)
Pinnacle Entertainment Inc., Senior Bonds	5.625%	5/1/24	140,000		137,200	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	730,000		653,350	(a)

Total Hotels, Restaurants & Leisure					5,039,796

Household Durables - 1.1%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	410,000		416,663	(a)(b)(c)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	350,000		351,750	(a)
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	350,000		365,750
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	60,000		59,850
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	430,000		402,050	(a)

Total Household Durables					1,596,063

Leisure Products - 0.1%
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	270,000		143,775	(a)

Media - 6.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.625%	1/31/22	960,000		1,020,960	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	390,000		417,908	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	170,000		195,901	(a)
DISH DBS Corp., Senior Notes	7.875%	9/1/19	285,000		315,281	(b)
DISH DBS Corp., Senior Notes	6.750%	6/1/21	390,000		404,937	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,130,000		$1,096,100	(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	220,000		204,437
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	282,800		112,413	(c)
MDC Partners Inc., Senior Notes	6.500%	5/1/24	720,000		700,200	(a)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	649,705		432,054	(a)(c)
Numericable-SFR SA, Senior Secured Bonds	6.250%	5/15/24	690,000		673,612	(a)
Numericable-SFR SA, Senior Secured Notes	7.375%	5/1/26	1,190,000		1,201,900	(a)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	385,000		448,890	(b)
Time Warner Cable Inc., Senior Notes	8.250%	4/1/19	139,000		160,940	(b)
Univision Communications Inc., Senior Secured Notes	6.750%	9/15/22	172,000		183,395	(a)(b)
Univision Communications Inc., Senior Secured Notes	5.125%	2/15/25	270,000		268,650	(a)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	100,000	EUR	119,318	(a)
Viacom Inc., Senior Notes	4.375%	3/15/43	420,000		322,350
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	560,000		580,787	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	340,000		346,375	(a)

Total Media					9,206,408

Multiline Retail - 0.6%
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	240,000		254,700	(a)(b)
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	80,000		72,400	(b)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.000%	10/15/21	450,000		342,000	(a)
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	380,000		268,850	(a)(c)

Total Multiline Retail					937,950

Specialty Retail - 1.7%
American Greetings Corp., Senior Notes	7.375%	12/1/21	290,000		297,612	(b)
GameStop Corp., Senior Notes	6.750%	3/15/21	410,000		401,800	(a)
Guitar Center Inc., Senior Secured Bonds	6.500%	4/15/19	910,000		812,175	(a)
Hot Topic Inc., Senior Secured Notes	9.250%	6/15/21	180,000		182,250	(a)
L Brands Inc., Senior Notes	6.875%	11/1/35	440,000		466,400
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	400,000		420,500	(b)

Total Specialty Retail					2,580,737

Textiles, Apparel & Luxury Goods - 0.1%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	130,000		128,050	(a)(b)

TOTAL CONSUMER DISCRETIONARY					22,476,200

CONSUMER STAPLES - 3.7%
Beverages - 0.5%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	280,000		267,400	(a)
Cott Beverages Inc., Senior Notes	6.750%	1/1/20	240,000		251,700
DS Services of America Inc., Secured Notes	10.000%	9/1/21	220,000		249,700	(a)

Total Beverages					768,800

Food & Staples Retailing - 0.4%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	400,000		369,500	(a)
Performance Food Group Inc., Senior Notes	5.500%	6/1/24	170,000		172,550	(a)

Total Food & Staples Retailing					542,050

Food Products - 1.2%
BRF SA, Senior Notes	4.750%	5/22/24	422,000		417,780	(a)(b)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	300,000		297,750	(a)(b)
JBS USA LLC/JBS USA Finance Inc., Senior Notes	5.750%	6/15/25	210,000		201,600	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	340,000		344,464	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	560,000		511,000	(a)

Total Food Products					1,772,594

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 1.3%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	160,000	$166,800
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	80,000	77,800	(a)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	180,000	191,250
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	370,000	388,500
Sun Products Corp., Senior Notes	7.750%	3/15/21	1,230,000	1,196,175	(a)(b)

Total Household Products				2,020,525

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	500,000	440,625

TOTAL CONSUMER STAPLES				5,544,594

ENERGY - 20.9%
Energy Equipment & Services - 0.9%
CGG, Senior Notes	6.875%	1/15/22	200,000	86,000
Ensco PLC, Senior Notes	4.700%	3/15/21	100,000	78,625
Ensco PLC, Senior Notes	5.750%	10/1/44	120,000	70,050
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	200,000	146,000	(a)
Pride International Inc., Senior Notes	6.875%	8/15/20	120,000	106,800
Pride International Inc., Senior Notes	7.875%	8/15/40	530,000	363,447
SESI LLC, Senior Notes	6.375%	5/1/19	330,000	309,375
Sierra Hamilton LLC/Sierra Hamilton Finance Inc., Senior Secured Notes	12.250%	12/15/18	300,000	210,000	(a)

Total Energy Equipment & Services				1,370,297

Oil, Gas & Consumable Fuels - 20.0%
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	170,000	41,650	*(f)
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	80,000	19,600	*(f)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	380,000	343,900	(a)
California Resources Corp., Senior Notes	5.500%	9/15/21	610,000	332,450
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	200,000	133,500
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Secured Notes	11.500%	1/15/21	480,000	523,200	(a)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	880,000	580,800
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	110,000	69,025
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	570,000	350,550
Continental Resources Inc., Senior Notes	5.000%	9/15/22	60,000	57,000
Continental Resources Inc., Senior Notes	3.800%	6/1/24	130,000	114,075
Continental Resources Inc., Senior Notes	4.900%	6/1/44	610,000	504,775
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	338,812	361,597	(b)(g)
Ecopetrol SA, Senior Bonds	4.125%	1/16/25	10,000	8,788
Ecopetrol SA, Senior Notes	7.625%	7/23/19	490,000	546,350	(b)
Ecopetrol SA, Senior Notes	5.875%	9/18/23	65,000	65,224	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	60,000	48,666	(b)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	7.000%	8/15/21	350,000	343,000	(a)
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	130,000	133,250
Enterprise Products Operating LLC, Junior Subordinated Notes	8.375%	8/1/66	100,000	86,846	(b)(h)
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	260,000	168,350
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	140,000	72,100
EV Energy Partners LP/EV Energy Finance Corp., Senior Notes	8.000%	4/15/19	80,000	42,800
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.125%	6/15/19	150,000	148,500
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.875%	2/15/23	580,000	542,300
Gazprom OAO Via Gaz Capital SA, Loan Participation Notes, Senior Notes	6.510%	3/7/22	590,000	640,312	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.750%	8/1/22	180,000	$171,900
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	1,160,000	936,700	(a)(b)
GNL Quintero SA, Senior Notes	4.634%	7/31/29	288,000	294,123	(a)(b)
Hiland Partners Holdings LLC/Hiland Partners Finance Corp., Senior Notes	7.250%	10/1/20	130,000	135,825	(a)(b)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	130,000	140,967
Laredo Petroleum Inc., Senior Notes	7.375%	5/1/22	230,000	232,588
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	120,000	50,100	(a)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	940,000	929,146	(a)
Magnum Hunter Resources Corp. Escrow	—	—	1,000,000	0	*(d)(e)(i)
MEG Energy Corp., Senior Notes	6.500%	3/15/21	370,000	293,225	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	70,000	53,900	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	220,000	170,500	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	380,000	129,200	*(d)(j)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	990,000	193,050	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	330,000	226,050
NGPL PipeCo LLC, Senior Secured Notes	7.768%	12/15/37	500,000	493,750	(a)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	300,000	288,750
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	420,000	381,150
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	200,000	181,500
ONGC Videsh Ltd., Senior Notes	4.625%	7/15/24	210,000	220,399	(g)
Pacific Exploration and Production Corp., Senior Notes	5.375%	1/26/19	1,200,000	189,000	*(d)(f)(g)
Pacific Exploration and Production Corp., Senior Notes	7.250%	12/12/21	850,000	133,875	*(a)(d)(f)
Petrobras Global Finance BV, Senior Notes	3.000%	1/15/19	390,000	359,385
Petrobras Global Finance BV, Senior Notes	4.875%	3/17/20	440,000	398,508
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	490,000	376,810
Petrobras Global Finance BV, Senior Notes	6.875%	1/20/40	900,000	670,500
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	260,000	188,422
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	900,000	689,355
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	6,720,000	2,221,632	(g)
Petroleos Mexicanos, Senior Notes	8.000%	5/3/19	3,080,000	3,424,652
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,105,000	1,203,455	(a)
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	270,000	230,175
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	400,000	439,402	(a)(b)
PT Pertamina Persero, Senior Notes	5.250%	5/23/21	570,000	600,924	(a)
PT Pertamina Persero, Senior Notes	4.300%	5/20/23	380,000	379,184	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	180,000	185,400	(a)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	330,000	323,400	(a)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	420,000	453,600	(a)(b)
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	440,000	338,800
Sanchez Energy Corp., Senior Notes	6.125%	1/15/23	1,230,000	891,750
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	210,000	155,925	(a)(b)
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	850,000	900,702	(a)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.125%	10/15/21	70,000	72,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	6.375%	5/1/24	190,000	196,650
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	440,000	438,020	(b)(g)
Whiting Petroleum Corp., Senior Notes	5.000%	3/15/19	430,000	389,150
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	190,000	157,700
Williams Cos. Inc., Debentures	7.500%	1/15/31	170,000	167,875
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	240,000	203,400
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	300,000	263,250
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	580,000	475,600
WPX Energy Inc., Senior Notes	7.500%	8/1/20	110,000	108,350
WPX Energy Inc., Senior Notes	8.250%	8/1/23	60,000	58,950
YPF Sociedad Anonima, Senior Notes	8.500%	3/23/21	330,000	346,500	(a)
YPF Sociedad Anonima, Senior Notes	8.750%	4/4/24	380,000	398,506	(a)

Total Oil, Gas & Consumable Fuels				29,832,863

TOTAL ENERGY				31,203,160

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
FINANCIALS - 13.9%
Banks - 8.3%
Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes	4.875%	4/21/25	210,000		$206,325	(a)
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	200,000		201,600	(a)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	580,000		612,625	(h)(k)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	470,000		597,141	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,000,000		1,093,125	(b)
Barclays PLC, Junior Bonds	8.000%	12/15/20	450,000	EUR	506,263	(h)(k)
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000		204,506	(h)(k)
BBVA Banco Continental SA, Subordinated Notes	5.250%	9/22/29	80,000		82,720	(a)(b)(h)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	200,000		199,750	(a)(h)(k)
CIT Group Inc., Senior Notes	5.000%	8/15/22	170,000		174,462
CIT Group Inc., Senior Notes	5.000%	8/1/23	790,000		807,775	(b)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	660,000		660,000	(h)(k)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	390,000		441,675	(a)(b)(h)(k)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	500,000		520,400	(a)(b)(h)(k)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	360,000		339,300	(h)(k)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	220,000		211,200	(h)(k)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	200,000		209,689
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	940,000		992,221	(b)
Itau Unibanco Holding SA, Senior Notes	2.850%	5/26/18	450,000		448,200	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	140,000		144,857	(h)(k)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/27/16	330,000		331,237	(b)(k)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	200,000		236,500	(h)(k)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	370,000		388,007	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	760,000		752,436	(b)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	150,000		165,323	(b)
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	530,000	AUD	409,607	(b)(g)(h)
Santander Issuances SAU, Notes	5.911%	6/20/16	200,000		200,388	(a)(b)
Santander UK Group Holdings PLC, Junior Subordinated Bonds	7.375%	6/24/22	380,000	GBP	535,697	(g)(h)(k)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	400,000		386,756	(g)(h)
Shinhan Bank, Subordinated Notes	3.875%	3/24/26	200,000		202,448	(a)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	110,000		117,838	(h)(k)

Total Banks					12,380,071

Capital Markets - 0.4%
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	260,000		261,165
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	300,000		365,931	(b)

Total Capital Markets					627,096

Consumer Finance - 0.7%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	129,000		147,383
Navient Corp., Medium-Term Notes, Senior Notes	8.450%	6/15/18	250,000		270,312	(b)
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	240,000		247,200
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	530,000		410,750	(a)

Total Consumer Finance					1,075,645

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - 2.8%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.250%	7/1/20	580,000		$595,950
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	180,000		185,175
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	180,000		186,975
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	130,000		131,950	(a)(b)
Banco Nacional de Comercio Exterior SNC, Senior Notes	4.375%	10/14/25	540,000		557,820	(a)(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	980,000		1,051,050	(b)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	70,000		75,775
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	90,000		106,200	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	180,000		197,100
Nationwide Building Society, Junior Subordinated Notes	6.875%	6/20/19	730,000	GBP	1,029,409	(g)(h)(k)

Total Diversified Financial Services					4,117,404

Insurance - 0.5%
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000		190,950	(a)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	130,000	GBP	187,626	(g)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	200,000		147,500
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	250,000		297,625	(a)(b)

Total Insurance					823,701

Real Estate Investment Trusts (REITs) - 0.4%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	180,000		179,550	(a)
GEO Group Inc., Senior Notes	6.000%	4/15/26	210,000		212,625
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	240,000		258,000

Total Real Estate Investment Trusts (REITs)					650,175

Real Estate Management & Development - 0.8%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	210,000		202,125
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	580,000		587,250	(b)
Greystar Real Estate Partners LLC, Senior Secured Notes	8.250%	12/1/22	340,000		355,300	(a)

Total Real Estate Management & Development					1,144,675

TOTAL FINANCIALS					20,818,767

HEALTH CARE - 5.5%
Biotechnology - 0.1%
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	170,000		150,450	(a)

Health Care Equipment & Supplies - 1.5%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	220,000		220,275	(a)(c)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	660,000	EUR	762,526	(a)(b)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	380,000		308,750	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	240,000		216,600	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	320,000		323,200	(a)
Immucor Inc., Senior Notes	11.125%	8/15/19	470,000		430,050

Total Health Care Equipment & Supplies					2,261,401

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - 2.7%
BioScrip Inc., Senior Notes	8.875%	2/15/21	280,000		$238,000
Centene Corp., Senior Notes	5.625%	2/15/21	260,000		271,050	(a)
Centene Corp., Senior Notes	6.125%	2/15/24	200,000		211,126	(a)
HCA Inc., Senior Secured Notes	5.250%	6/15/26	250,000		257,500
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	550,000		530,750
MPH Acquisition Holdings LLC, Senior Notes	7.125%	6/1/24	710,000		731,300	(a)
Synlab Unsecured Bondco PLC, Senior Bonds	8.250%	7/1/23	200,000	EUR	229,206	(g)
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	1,050,000		1,061,812
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	570,000		535,088

Total Health Care Providers & Services					4,065,832

Pharmaceuticals - 1.2%
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	310,000		310,000	(a)(c)
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	450,000		427,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	470,000		417,125	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	570,000		518,700	(a)

Total Pharmaceuticals					1,673,325

TOTAL HEALTH CARE					8,151,008

INDUSTRIALS - 9.5%
Aerospace & Defense - 0.6%
Aerojet Rocketdyne Holdings Inc., Secured Notes	7.125%	3/15/21	170,000		179,775
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	490,000		416,500	(a)(b)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	360,000		369,000

Total Aerospace & Defense					965,275

Air Freight & Logistics - 0.2%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	260,000		271,700	(a)

Airlines - 0.6%
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	114,249		119,247	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	1,574		1,661
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	5.500%	10/29/20	161,836		167,298	(b)
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	70,688		73,604	(b)
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	400,000	GBP	603,296	(b)(g)

Total Airlines					965,106

Building Products - 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	310,000		275,125	(a)
GTL Trade Finance Inc., Senior Notes	7.250%	4/16/44	250,000		198,750	(a)(b)
Standard Industries Inc., Senior Notes	5.125%	2/15/21	210,000		218,925	(a)
Standard Industries Inc., Senior Notes	5.500%	2/15/23	300,000		310,500	(a)

Total Building Products					1,003,300

Commercial Services & Supplies - 2.0%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	170,000		138,975	(a)
GFL Environmental Inc., Senior Notes	9.875%	2/1/21	650,000		697,125	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	710,000		585,750
United Rentals North America Inc., Senior Notes	7.625%	4/15/22	418,000		446,738	(b)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	200,000		201,500
West Corp., Senior Notes	5.375%	7/15/22	1,090,000		990,537	(a)

Total Commercial Services & Supplies					3,060,625

Construction & Engineering - 1.0%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	400,000		353,000	(a)(b)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	270,000		276,750	(a)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction & Engineering - (continued)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	313,511		$257,863	(a)(c)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	270,000		270,000	(a)(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	310,000		158,875	(a)
Odebrecht Finance Ltd., Senior Notes	5.250%	6/27/29	482,000		151,830	(a)(b)
Odebrecht Offshore Drilling Finance Ltd., Senior Secured Notes	6.625%	10/1/22	180,480		25,267	(a)(b)

Total Construction & Engineering					1,493,585

Electrical Equipment - 0.4%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	230,000		229,138	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	200,000		195,000	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	117,579	(a)

Total Electrical Equipment					541,717

Industrial Conglomerates - 0.4%
Alfa SAB de CV, Senior Notes	6.875%	3/25/44	200,000		204,500	(a)(b)
Sinochem Overseas Capital Co., Ltd., Senior Notes	4.500%	11/12/20	370,000		391,409	(a)(b)

Total Industrial Conglomerates					595,909

Machinery - 0.8%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	130,000		126,100	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	620,000		613,800	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	280,000		292,775
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	110,000		86,625	(a)(b)

Total Machinery					1,119,300

Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	460,000		378,672	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	240,000		44,400	*(d)(f)

Total Marine					423,072

Road & Rail - 1.0%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	660,000		650,100	(a)(b)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	60,000		50,100	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	570,000		570,000	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	440,000		292,600	(a)

Total Road & Rail					1,562,800

Trading Companies & Distributors - 0.7%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	620,000		641,700	(b)
HD Supply Inc., Senior Notes	5.750%	4/15/24	350,000		364,875	(a)

Total Trading Companies & Distributors					1,006,575

Transportation - 0.3%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	203,000		207,060	(a)(b)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	450,000		229,500	(a)(c)

Total Transportation					436,560

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Transportation Infrastructure - 0.5%
Mersin Uluslararasi Liman Isletmeciligi AS, Notes	5.875%	8/12/20	260,000		$273,463	(a)(b)
PT Pelabuhan Indonesia II, Senior Bonds	4.250%	5/5/25	490,000		477,235	(a)

Total Transportation Infrastructure					750,698

TOTAL INDUSTRIALS					14,196,222

INFORMATION TECHNOLOGY - 2.1%
Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	290,000		284,563

Internet Software & Services - 0.5%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	130,000		132,925	(a)(c)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	250,000		271,250
Match Group Inc., Senior Notes	6.375%	6/1/24	270,000		276,075	(a)

Total Internet Software & Services					680,250

IT Services - 0.6%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	130,000		61,100	(a)(d)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	910,000		912,839	(a)(b)

Total IT Services					973,939

Semiconductors & Semiconductor Equipment - 0.1%
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	180,000		182,491

Software - 0.3%
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	400,000	EUR	474,189	(a)

Technology Hardware, Storage & Peripherals - 0.4%
Seagate HDD Cayman, Senior Bonds	4.750%	6/1/23	410,000		342,893
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	190,000		146,181
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	100,000		70,563	(a)
Western Digital Corp., Senior Notes	10.500%	4/1/24	40,000		41,500	(a)

Total Technology Hardware, Storage & Peripherals					601,137

TOTAL INFORMATION TECHNOLOGY					3,196,569

MATERIALS - 12.5%
Chemicals - 1.8%
Alpek SAB de CV, Senior Notes	4.500%	11/20/22	235,000		243,225	(a)(b)
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	430,000		386,463	(g)
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	250,000		246,250	(a)
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	169,000		127,595	(a)(c)
Mexichem SAB de CV, Senior Notes	4.875%	9/19/22	260,000		273,312	(a)(b)
OCP SA, Senior Notes	5.625%	4/25/24	450,000		472,653	(a)(b)
OCP SA, Senior Notes	4.500%	10/22/25	430,000		416,919	(a)(b)
PQ Corp., Senior Secured Notes	6.750%	11/15/22	200,000		209,000	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	420,000		366,975	(a)

Total Chemicals					2,742,392

Construction Materials - 0.8%
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	220,000		217,250	(a)(b)
Cementos Pacasmayo SAA, Senior Notes	4.500%	2/8/23	100,000		98,750	(b)(g)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	320,000		350,432	(a)(b)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	350,000		271,250	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	270,000		199,800	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	100,000		72,000	(a)

Total Construction Materials					1,209,482

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 2.8%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	295,311		$305,647	(a)(c)
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	1,000,000	EUR	1,168,205	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.250%	5/15/24	350,000		358,750	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.625%	5/15/23	220,000		220,000	(a)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	460,000		445,050	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	400,000		394,000	(a)(b)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	360,000		369,000
Pactiv LLC, Senior Notes	7.950%	12/15/25	330,000		334,950
PaperWorks Industries Inc., Senior Secured Notes	9.500%	8/15/19	220,000		205,150	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	240,000		249,600	(a)(b)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	160,000		166,400	(g)

Total Containers & Packaging					4,216,752

Metals & Mining - 6.3%
Anglo American Capital PLC, Senior Notes	3.625%	5/14/20	240,000		229,200	(a)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	210,000		191,625	(a)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	400,000		368,000	(a)
ArcelorMittal SA, Senior Notes	8.000%	10/15/39	270,000		256,500
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	240,000		189,000	(a)(d)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	620,000		575,193	(b)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	300,000		291,655	(b)(g)
Corporacion Nacional del Cobre de Chile, Senior Notes	3.000%	7/17/22	200,000		194,437	(a)(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	250,000		218,125
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	210,000		173,775
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	280,000		212,713
Gerdau Trade Inc., Senior Notes	4.750%	4/15/23	270,000		218,700	(a)(b)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	330,000		24,750	*(a)(d)(f)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	4,112		0	(a)(c)(d)(e)(i)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	260,000		308,594	(b)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	200,000		205,500	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	48,021	EUR	55,201	(a)(c)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	180,000		199,350	(a)(c)
Severstal OAO Via Steel Capital SA, Senior Notes	4.450%	3/19/18	300,000		307,882	(a)(b)
Southern Copper Corp., Senior Notes	6.750%	4/16/40	730,000		710,648	(b)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	180,000		149,292	(b)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	150,000		156,000	(b)
Teck Resources Ltd., Senior Notes	3.000%	3/1/19	170,000		163,625
Teck Resources Ltd., Senior Notes	8.000%	6/1/21	350,000		357,875	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	420,000		431,550	(a)
United States Steel Corp., Senior Secured Notes	8.375%	7/1/21	320,000		331,200	(a)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,277,000		2,052,442
Vale SA, Senior Notes	5.625%	9/11/42	1,030,000		785,375

Total Metals & Mining					9,358,207

Paper & Forest Products - 0.8%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	62,000		70,324	(b)
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	160,000		169,595	(b)
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	200,000		203,000	(b)
Inversiones CMPC SA, Notes	4.375%	5/15/23	200,000		204,186	(a)(b)
Inversiones CMPC SA, Senior Notes	4.750%	1/19/18	250,000		257,884	(a)(b)
Inversiones CMPC SA, Senior Notes	4.500%	4/25/22	190,000		196,657	(a)(b)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	160,000		119,400

Total Paper & Forest Products					1,221,046

TOTAL MATERIALS					18,747,879

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 4.4%
Bharti Airtel International Netherlands BV, Senior Bonds	5.350%	5/20/24	280,000	$304,871	(a)(b)
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	350,000	358,268	(a)
CenturyLink Inc., Senior Notes	6.750%	12/1/23	250,000	244,687	(b)
Cincinnati Bell Telephone Co., LLC, Senior Debentures	6.300%	12/1/28	50,000	47,437	(b)
Empresa Nacional de Telecomunicaciones SA, Senior Notes	4.875%	10/30/24	200,000	199,970	(a)(b)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	770,000	786,362	(a)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	840,000	859,950	(a)
Level 3 Financing Inc., Senior Notes	6.125%	1/15/21	90,000	94,275
Level 3 Financing Inc., Senior Notes	5.250%	3/15/26	620,000	620,000	(a)
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	1,000,000	207,000	(a)(d)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	220,000	240,462	(a)(b)
Telecom Italia Capital SA, Senior Notes	7.200%	7/18/36	780,000	801,060
Turk Telekomunikasyon AS, Senior Bonds	3.750%	6/19/19	330,000	333,828	(a)(b)
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	220,000	215,245	(a)(b)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	200,000	229,748
Windstream Services LLC, Senior Notes	7.750%	10/15/20	780,000	733,200
Windstream Services LLC, Senior Notes	7.750%	10/1/21	330,000	289,575
Windstream Services LLC, Senior Notes	6.375%	8/1/23	10,000	7,744

Total Diversified Telecommunication Services				6,573,682

Wireless Telecommunication Services - 4.8%
Altice Financing SA, Senior Secured Bonds	7.500%	5/15/26	850,000	850,000	(a)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	340,000	359,408	(b)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	400,000	428,204	(a)(b)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	470,000	535,800	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	810,000	660,150	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	630,000	672,525	(a)(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	450,000	387,234
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	965,000	892,625	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	1,440,000	1,173,600
Sprint Corp., Senior Notes	7.875%	9/15/23	190,000	149,150
T-Mobile USA Inc., Senior Notes	6.542%	4/28/20	120,000	123,974
T-Mobile USA Inc., Senior Notes	6.633%	4/28/21	20,000	21,100
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	590,000	631,300	(g)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	200,000	214,000	(a)(b)

Total Wireless Telecommunication Services				7,099,070

TOTAL TELECOMMUNICATION SERVICES				13,672,752

UTILITIES - 3.9%
Electric Utilities - 1.7%
Comision Federal de Electricidad, Senior Notes	4.875%	1/15/24	200,000	206,000	(a)(b)
Comision Federal de Electricidad, Senior Notes	6.125%	6/16/45	250,000	255,625	(a)
FirstEnergy Corp., Notes	7.375%	11/15/31	330,000	403,440	(b)
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	280,000	320,093	(b)(g)
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	450,000	432,563	(b)
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	660,000	686,400
State Grid Overseas Investment 2013 Ltd., Senior Bonds	3.125%	5/22/23	200,000	204,573	(a)(b)

Total Electric Utilities				2,508,694

Gas Utilities - 0.5%
Gas Natural de Lima y Callao SA, Senior Notes	4.375%	4/1/23	200,000	201,000	(a)(b)
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	70,000	75,844	(b)
Transportadora de Gas Internacional SA ESP, Senior Notes	5.700%	3/20/22	470,000	487,390	(a)(b)

Total Gas Utilities				764,234

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Independent Power and Renewable Electricity Producers - 1.7%
AES Gener SA, Notes	5.250%	8/15/21	250,000	$265,672	(a)(b)
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	312,000	333,450	(a)(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	1,071,724	1,008,760	(b)
NRG Energy Inc., Senior Notes	7.250%	5/15/26	620,000	619,225	(a)
Three Gorges Finance Ltd., Senior Bonds	3.150%	6/2/26	370,000	370,703	(a)

Total Independent Power and Renewable Electricity Producers				2,597,810

TOTAL UTILITIES				5,870,738

TOTAL CORPORATE BONDS & NOTES (Cost - $145,277,337)				143,877,889

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	500,000	264,651	(a)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.618%	8/15/48	400,000	261,771	(a)(h)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	400,000	198,577	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $856,255)				724,999

CONVERTIBLE BONDS & NOTES - 0.1%
MATERIALS - 0.1%
Chemicals - 0.0%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	90,000	75,298

Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	335,618	117,466	(a)(c)(d)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $418,739)				192,764

SENIOR LOANS - 1.5%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	300,000	300,375	(l)(m)

Specialty Retail - 0.1%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	6/29/22	230,000	189,750	(l)(m)

Textiles, Apparel & Luxury Goods - 0.1%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	178,200	107,811	(l)(m)

TOTAL CONSUMER DISCRETIONARY				597,936

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	128,519	129,001	(l)(m)

ENERGY - 0.4%
Energy Equipment & Services - 0.2%
Hercules Offshore LLC, Exit Term Loan	10.500%	5/6/20	383,333	325,833	(l)(m)

Oil, Gas & Consumable Fuels - 0.2%
Magnum Hunter Resources Inc., Exit Term Loan	8.000%	5/6/19	100,000	99,500	(d)(l)(m)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	176,613	126,278	(l)(m)

Total Oil, Gas & Consumable Fuels				225,778

TOTAL ENERGY				551,611

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	218,350	$195,423	(l)(m)

Health Care Providers & Services - 0.2%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	290,000	276,769	(l)(m)

TOTAL HEALTH CARE				472,192

UTILITIES - 0.3%
Electric Utilities - 0.3%
Panda Temple II Power LLC, New Term Loan B	7.250%	4/3/19	220,000	205,700	(l)(m)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	257,400	230,373	(l)(m)

TOTAL UTILITIES				436,073

TOTAL SENIOR LOANS (Cost - $2,424,890)				2,186,813

SOVEREIGN BONDS - 28.6%
Argentina - 5.0%
City of Buenos Aires Argentina, Senior Notes	7.500%	6/1/27	1,090,000	1,094,905	(a)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	210,000	231,525	(g)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,120,000	1,201,200	(a)
Republic of Argentina, Senior Notes	6.875%	4/22/21	1,190,000	1,249,500	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	1,250,000	1,315,000	(a)
Republic of Argentina, Senior Notes	8.280%	12/31/33	1,514,201	1,658,050
Republic of Argentina, Senior Notes	7.625%	4/22/46	690,000	707,250	(a)

Total Argentina				7,457,430

Armenia - 0.2%
Republic of Armenia, Senior Notes	6.000%	9/30/20	360,000	355,086	(g)

Brazil - 0.6%
Federative Republic of Brazil, Senior Notes	8.000%	1/15/18	806,223	846,534	(n)

Colombia - 1.9%
Republic of Colombia, Senior Bonds	7.375%	9/18/37	2,150,000	2,569,250	(n)
Republic of Colombia, Senior Notes	7.375%	3/18/19	255,000	289,170

Total Colombia				2,858,420

Costa Rica - 0.4%
Republic of Costa Rica, Notes	7.000%	4/4/44	590,000	542,063	(a)

Croatia - 0.2%
Republic of Croatia, Senior Notes	6.625%	7/14/20	260,000	283,751	(a)

Dominican Republic - 0.8%
Dominican Republic, Senior Notes	5.500%	1/27/25	120,000	120,000	(a)
Dominican Republic, Senior Notes	6.850%	1/27/45	1,140,000	1,137,150	(a)(b)

Total Dominican Republic				1,257,150

Ecuador - 0.6%
Republic of Ecuador, Senior Bonds	10.500%	3/24/20	940,000	947,050	(a)

Egypt - 0.2%
Arab Republic of Egypt, Senior Notes	5.875%	6/11/25	330,000	284,625	(a)

El Salvador - 0.1%
Republic of El Salvador, Notes	6.375%	1/18/27	190,000	164,825	(a)

Gabon - 0.3%
Gabonese Republic, Bonds	6.375%	12/12/24	250,000	210,000	(a)
Gabonese Republic, Senior Bonds	6.950%	6/16/25	200,000	169,500	(a)

Total Gabon				379,500

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Ghana - 0.2%
Republic of Ghana, Bonds	10.750%	10/14/30	290,000	$291,450	(a)

Honduras - 0.3%
Republic of Honduras, Senior Notes	7.500%	3/15/24	400,000	433,000	(g)

Hungary - 1.4%
Republic of Hungary, Senior Notes	5.750%	11/22/23	1,528,000	1,729,176
Republic of Hungary, Senior Notes	5.375%	3/25/24	300,000	332,790

Total Hungary				2,061,966

Indonesia - 2.8%
Republic of Indonesia, Senior Bonds	6.875%	1/17/18	100,000	108,115	(g)
Republic of Indonesia, Senior Bonds	6.625%	2/17/37	1,735,000	2,056,081	(b)(g)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	1,727,000	1,956,071	(a)

Total Indonesia				4,120,267

Israel - 0.3%
Government of Israel, Senior Bonds	2.875%	3/16/26	380,000	382,428

Ivory Coast - 0.6%
Republic of Cote D’Ivoire, Senior Bonds	5.750%	12/31/32	950,000	860,938	(g)

Kenya - 0.1%
Republic of Kenya, Senior Notes	6.875%	6/24/24	200,000	184,500	(a)

Lithuania - 0.7%
Republic of Lithuania, Senior Notes	6.125%	3/9/21	860,000	999,537	(a)

Mexico - 1.4%
United Mexican States, Senior Notes	5.125%	1/15/20	220,000	241,890	(b)
United Mexican States, Senior Notes	3.625%	3/15/22	520,000	538,200	(b)
United Mexican States, Senior Notes	4.000%	10/2/23	160,000	167,200
United Mexican States, Senior Notes	4.750%	3/8/44	1,230,000	1,223,850	(b)

Total Mexico				2,171,140

Namibia - 0.2%
Republic of Namibia, Senior Notes	5.250%	10/29/25	260,000	255,125	(a)(b)

Pakistan - 0.2%
Republic of Pakistan, Senior Bonds	7.250%	4/15/19	330,000	348,810	(a)

Panama - 0.4%
Republic of Panama, Senior Bonds	6.700%	1/26/36	459,000	578,340

Paraguay - 0.2%
Republic of Paraguay, Senior Bonds	5.000%	4/15/26	360,000	370,800	(a)

Peru - 2.0%
Republic of Peru, Senior Bonds	7.350%	7/21/25	1,200,000	1,585,500	(n)
Republic of Peru, Senior Bonds	8.750%	11/21/33	690,000	1,029,825
Republic of Peru, Senior Bonds	6.550%	3/14/37	321,000	405,262

Total Peru				3,020,587

Poland - 1.6%
Republic of Poland, Senior Notes	6.375%	7/15/19	400,000	454,250
Republic of Poland, Senior Notes	5.125%	4/21/21	500,000	560,477
Republic of Poland, Senior Notes	5.000%	3/23/22	1,270,000	1,423,076	(n)

Total Poland				2,437,803

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Russia - 2.7%
Russian Foreign Bond - Eurobond, Senior Bonds	4.875%	9/16/23	200,000	$212,360	(a)(b)
Russian Foreign Bond - Eurobond, Senior Bonds	12.750%	6/24/28	42,000	72,323	(b)(g)
Russian Foreign Bond - Eurobond, Senior Bonds	7.500%	3/31/30	2,230,338	2,724,926	(g)(n)
Russian Foreign Bond - Eurobond, Senior Bonds	5.875%	9/16/43	1,000,000	1,083,351	(a)

Total Russia				4,092,960

Senegal - 0.1%
Republic of Senegal, Bonds	6.250%	7/30/24	200,000	185,000	(g)

South Africa - 0.2%
Republic of South Africa, Senior Notes	5.875%	9/16/25	260,000	277,145

Sri Lanka - 0.3%
Republic of Sri Lanka, Senior Notes	6.250%	7/27/21	390,000	385,695	(g)

Tunisia - 0.1%
Banque Centrale de Tunisie SA, Senior Bonds	5.750%	1/30/25	200,000	179,933	(a)

Turkey - 1.5%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	260,000	279,751
Republic of Turkey, Senior Bonds	4.250%	4/14/26	520,000	506,458
Republic of Turkey, Senior Bonds	11.875%	1/15/30	575,000	969,525
Republic of Turkey, Senior Notes	6.875%	3/17/36	346,000	400,173
Republic of Turkey, Senior Notes	6.750%	5/30/40	25,000	28,686

Total Turkey				2,184,593

United Arab Emirates - 0.5%
Abu Dhabi Government International Bond, Senior Notes	3.125%	5/3/26	800,000	803,468	(a)

Uruguay - 0.3%
Republic of Uruguay, Senior Notes	4.375%	10/27/27	379,735	393,975

Vietnam - 0.2%
Republic of Vietnam, Senior Bonds	4.800%	11/19/24	300,000	306,644	(a)

TOTAL SOVEREIGN BONDS (Cost - $39,922,446)				42,702,538

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.6%
U.S. Government Obligations - 1.6%
U.S. Treasury Notes	1.375%	9/30/20	2,000,000	2,005,664
U.S. Treasury Notes	1.625%	5/15/26	400,000	392,422

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,393,989)				2,398,086

			SHARES
COMMON STOCKS - 2.3%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Bossier Casino Venture Holdco Inc.			19,194	176,969	*(d)(e)

ENERGY - 0.7%
Energy Equipment & Services - 0.2%
Hercules Offshore Inc.			11,723	13,364	*
KCAD Holdings I Ltd.			77,972,021	325,066	*(d)(e)

Total Energy Equipment & Services				338,430

Oil, Gas & Consumable Fuels - 0.5%
Magnum Hunter Resources Corp.			53,540	701,376	*(d)

TOTAL ENERGY				1,039,806

FINANCIALS - 1.3%
Banks - 1.3%
Citigroup Inc.			34,751	1,618,354
JPMorgan Chase & Co.			5,293	345,474

TOTAL FINANCIALS				1,963,828

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

SECURITY			SHARES	VALUE
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Physiotherapy Associates Holdings Inc. (Escrow)			3,500	$40,985	*(d)(e)

INDUSTRIALS - 0.1%
Marine - 0.1%
DeepOcean Group Holding AS			26,137	145,426	*(d)(e)

Road & Rail - 0.0%
Jack Cooper Enterprises Inc.			724	0	*(a)(d)(e)(i)

TOTAL INDUSTRIALS				145,426

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			837,929	1	*(d)(e)

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Axtel SAB de CV, ADR			34,082	83,617	*(a)

TOTAL COMMON STOCKS (Cost - $4,716,195)				3,450,632

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.2%
HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Allergan PLC (Cost - $214,485)	5.500%		255	215,388

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.0%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84 SAR (Cost - $186,525)		1/17/17	8,569,000	44,619

			WARRANTS
WARRANTS - 0.0%
Bolivarian Republic of Venezuela, Oil-linked payment obligations (Cost - $0)		4/15/20	9,125	13,687

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $196,410,861)				195,807,415

			SHARES
SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $647,778)	0.239%		647,778	647,778

TOTAL INVESTMENTS - 131.4% (Cost - $197,058,639#)				196,455,193
Liabilities in Excess of Other Assets - (31.4)%				(46,911,091)

TOTAL NET ASSETS - 100.0%				$149,544,102

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL PARTNERS INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	May 31, 2016

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement (See Note x).

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	Illiquid security.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors.

(f)	The coupon payment on these securities is currently in default as of May 31, 2016.

(g)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(h)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(i)	Value is less than $1.

(j)	The maturity principal is currently in default as of May 31, 2016.

(k)	Security has no maturity date. The date shown represents the next call date.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Partners Income Fund Inc. (the “Fund”) was incorporated in Maryland on September 3, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maintain a high level of current income. As a secondary objective, the Fund seeks capital appreciation. Under normal market conditions, the Fund will invest at least 33% of its total assets in securities of issuers that are, or are incorporated in or generate the majority of their revenue in, emerging market countries and at least 33% of its total assets in high-yield U.S. corporate debt securities. The Fund may also invest up to 33% of its total assets in a broad range of other U.S. and non-U.S. fixed-income securities, both investment grade and high-yield securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$22,181,831	$294,369		$22,476,200
Energy	—	31,203,160	0	*	31,203,160
Materials	—	18,747,879	0	*	18,747,879
Other Corporate Bonds & Notes	—	71,450,650	—		71,450,650
Collateralized Mortgage Obligations	—	724,999	—		724,999
Convertible Bonds & Notes	—	192,764	—		192,764
Senior Loans:
Consumer Discretionary	—	300,375	297,561		597,936
Energy	—	—	551,611		551,611
Utilities	—	—	436,073		436,073
Other Senior Loans	—	601,193	—		601,193
Sovereign Bonds	—	42,702,538	—		42,702,538
U.S. Government & Agency Obligations	—	2,398,086	—		2,398,086
Common Stocks:
Consumer Discretionary	—	—	176,969		176,969
Energy	$13,364	701,376	325,066		1,039,806
Financials	1,963,828	—	—		1,963,828
Health Care	—	—	40,985		40,985
Industrials	—	—	145,426		145,426
Materials	—	—	1		1
Telecommunication Services	—	83,617	—		83,617
Convertible Preferred Stocks	215,388	—	—		215,388
Purchased Options	—	44,619	—		44,619
Warrants	—	13,687	—		13,687

Total Long-Term Investments	$2,192,580	$191,346,774	$2,268,061		$195,807,415

Short-Term Investments†	$647,778	—	—		$647,778

Total Investments	$2,840,358	$191,346,774	$2,268,061		$196,455,193

Other Financial Instruments:
Futures Contracts	$5,686	—	—		$5,686
Forward Foreign Currency Contracts	—	$229,580	—		229,580

Total Other Financial Instruments	$5,686	$229,580	—		$235,266

Total	$2,846,044	$191,576,354	$2,268,061		$196,690,459

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$94,096	—		$94,096

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	ENERGY		MATERIALS		UTILITIES
Balance as of August 31, 2015	$254,205	—		$0	*	$483,494
Accrued premiums/discounts	5,406	—		—		356
Realized gain (loss)	—	—		—		—
Change in unrealized appreciation (depreciation)[1]	10,388	—		(61)		(26,793)
Purchases	29,725	$0	*	61		—
Sales	(5,355)	—		—		(24,494)
Transfers into Level 3[2]	—	—		—		—
Transfers out of Level 3[3]	—	—		—		(432,563)

Balance as of May 31, 2016	$294,369	$0	*	$0	*	—

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2016[1]	$10,388	—		$(61)		—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont'd)	CONSUMER DISCRETIONARY	ENERGY	MATERIALS	UTILITIES
Balance as of August 31, 2015	$233,450	$160,153	$341,695	$250,273
Accrued premiums/discounts	89	2,610	(210)	547
Realized gain (loss)	—	8,320	(97,661)	36
Change in unrealized appreciation (depreciation)[1]	(43,789)	(77,770)	82,321	(20,733)
Purchases	—	766,300	—	207,900
Sales	—	(308,002)	(326,145)	(1,950)
Transfers into Level 3[2]	107,811	—	—	—
Transfers out of Level 3[3]	—	—	—	—

Balance as of May 31, 2016	$297,561	$551,611	—	$436,073

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2016[1]	$(43,789)	$(77,770)	—	$(20,733)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont'd)	CONSUMER DISCRETIONARY		ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	WARRANTS	TOTAL
Balance as of August 31, 2015	$0	*	$706,037	$290,500	$168,479	$49,437	$101,360	$3,039,083
Accrued premiums/discounts	—		—	—	—	—	—	8,798
Realized gain (loss)	—		—	98,822	—	—	—	9,517
Change in unrealized appreciation (depreciation)[1]	176,969		(380,971)	5,467	(35,526)	(49,436)	(88,894)	(448,828)
Purchases	—		—	28,615	12,473	—	7	1,045,081
Sales	—		—	(382,419)	—	—	(12,473)	(1,060,838)
Transfers into Level 3[2]	—		—	—	—	—	—	107,811
Transfers out of Level 3[3]	—		—	—	—	—	—	(432,563)

Balance as of May 31, 2016	$176,969		$325,066	$40,985	$145,426	$1	—	$2,268,061

Net change in unrealized appreciation (depreciation) for investments in securities still held at May 31, 2016[1]	$176,969		$(380,971)	$12,370	$(35,526)	$(49,436)	—	$(408,559)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

Notes to Schedule of Investments (unaudited) (continued)

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.”

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At May 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,488,219
Gross unrealized depreciation	(12,091,665)

Net unrealized depreciation	$(603,446)

At May 31, 2016, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
Credit Suisse	(1.00)%	2/3/2016	TBD**	$2,444,898	Sovereign Bonds	$2,723,200
Credit Suisse	0.50%	2/3/2016	TBD**	1,010,700	Sovereign Bonds	1,120,532
Credit Suisse	0.75%	2/3/2016	TBD**	720,158	Sovereign Bonds	846,534
Credit Suisse	0.85%	2/3/2016	TBD**	3,134,400	Sovereign Bonds	3,975,500

				$7,310,156		$8,665,766

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements.

At May 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	14	9/16	$2,446,064	$2,451,750	$5,686

Notes to Schedule of Investments (unaudited) (continued)

At May 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	105,000,000	USD	1,565,977	JPMorgan Chase & Co.	6/13/16	$(8,473)
IDR	9,446,003,068	USD	711,563	Citibank N.A.	6/28/16	(23,306)
USD	4,373,559	EUR	3,834,000	Bank of America N.A.	7/14/16	101,443
USD	722,369	EUR	627,030	BNP Paribas SA	8/12/16	23,004
EUR	857,729	USD	983,429	Citibank N.A.	8/12/16	(26,752)
USD	127,408	GBP	87,816	Citibank N.A.	8/12/16	159
EUR	160,000	USD	184,375	UBS AG	8/12/16	(5,917)
EUR	290,000	USD	332,848	UBS AG	8/12/16	(9,393)
EUR	80,000	USD	89,907	UBS AG	8/12/16	(678)
EUR	120,000	USD	134,604	UBS AG	8/12/16	(761)
USD	3,484,164	EUR	3,037,500	UBS AG	8/12/16	96,257
USD	2,206,119	GBP	1,521,367	UBS AG	8/12/16	1,604
USD	1,621,358	SGD	2,225,800	Citibank N.A.	8/15/16	7,113
BRL	3,901,578	USD	1,075,111	JPMorgan Chase & Co.	8/15/16	(18,816)

Total						$135,484

Abbreviations used in this table:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
SGD	— Singapore Dollar
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Partners Income Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 22, 2016